Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
49
15-Aug-2022
Distribution Date
31-Jul-2022
1-Jul-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
11-Aug-2022
Record Date
12-Aug-2022
30
31
15-Aug-2022
15-Jul-2022
15-Aug-2022
15-Jul-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
300,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
389,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
125,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
449,000,000.00
0.000000
37,791,287.10
7,740,466.68
30,050,820.42
Class A-4 Notes
63.472462
121,950,000.00
0.246419
37,791,287.10
30,050,820.42
7,740,466.68
Total Note Balance
1,384,950,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
2,612,018.99
35,511,558.33
73,302,845.43
35,511,558.33
Pool Balance
76,320,128.17
68,174,397.74
1,508,391,985.09
1,420,462,333.05
87,929,652.04
3,017,282.74
65,562,378.75
35,512,333.05
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
35,511,558.33
2.50%
2.50%
35,512,333.05
2.50%
35,511,558.33
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.350000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
2.710000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
2.089140%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
3.030000%
0.00
0.000000
0.00
0.000000
Class A-4 Notes
3.150000%
99,202.13
0.813466
7,839,668.81
64.285927
$7,839,668.81
Total
$99,202.13

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
8,409,724.48
Recoveries
0.00
8,102,611.51
8,409,724.48
11,634.51
67,328.36
228,050.36
99.74
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
63,600.11
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
99,202.13
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
7,740,466.68
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
8,409,724.48
506,455.56
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
63,600.11
63,600.11
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
99,202.13
99,202.13
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
99,202.13
0.00
99,202.13
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
99,202.13
99,202.13
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
7,740,466.68
0.00
7,740,466.68
Aggregate Principal Distributable Amount
7,740,466.68
7,740,466.68
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,551,155.83
0.00
0.00
3,551,155.83
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
69.58
30.16
30.16
30.16
99.74
3,551,155.83
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 8.01 of the Sales and Servicing Agreement to purchase the Trust Estate
(other than the Accounts) immediately after giving effect to the monthly payment of principal and interest on August 15, 2022 (the "Redemption Date") and has deposited
$30,050,820.42 into the Note Payment Account to redeem the balance of the Class A-4 notes. Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the
Redemption Date.

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,508,391,985.09
3.69%
14.17
57.98
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
76,320,128.17
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
1,868,328.50
0.00
43,118.92
68,174,397.74
9,672
10,320
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,953
6,234,283.01
3.39%
52.73
Pool Factor
4.52%
14.04

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
68,174,397.74
9,672
100.00%
91-120 Days Delinquent
6
0.08%
51,834.74
61-90 Days Delinquent
25
0.43%
289,801.08
31-60 Days Delinquent
66
1.11%
757,307.81
Current
98.39%
67,075,454.11
9,575
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.673%
0.501%
No
Loss Statistics
Average Net Loss / (Gain)
6,789.12
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
(0.778%)
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(0.554%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
6,300,306.21
(33,368.35)
Principal Net Loss / (Gain)
Principal Recoveries
64,997.33
10,590,828.18
Principal Net Liquidation Proceeds
11,489.94
6,986,140.28
Principal Gross Losses
43,118.92
23,877,274.67
6
928
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.418%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.632%)
(1.453%)
(0.470%)